Employee Benefits - Summary of Major Employee Benefits Expenses other than Retirement Benefits (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Employee Benefits [Abstract]
Salary	¥ 458,039	¥ 418,087	¥ 417,860
Bonuses	127,888	105,772	135,938
Other	¥ 187,440	¥ 163,443	¥ 157,722